Operating Expenses - Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Brokerage and Transaction Total	$ 44,348,662	$ 34,800,716	$ 82,741,802	$ 58,046,172
Technology and Development Total	22,157,376	19,140,449	46,018,198	36,065,341
Marketing and Branding Total	35,046,209	30,300,834	84,457,375	53,291,872
General and Administrative Total	51,823,929	50,976,724	102,465,372	84,597,444
Clearing and Operation Cost [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Brokerage and Transaction Total	28,937,406	22,489,442	53,987,682	37,267,389
Market and Data Fees [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Brokerage and Transaction Total	6,616,153	5,271,994	12,854,700	10,340,088
Handling Charge Expense [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Brokerage and Transaction Total	8,795,103	7,039,280	15,899,420	10,438,695
Employee Compensation Benefits [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Technology and Development Total	15,410,999	13,602,455	32,716,970	24,819,003
Cloud Service Fees [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Technology and Development Total	4,422,669	3,513,522	8,616,156	6,921,435
System Costs [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Technology and Development Total	2,323,708	2,024,472	4,685,072	4,324,903
Advertising and Promotions [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Marketing and Branding Total	32,559,709	22,237,232	74,272,549	40,441,568
Free Stock Promotions [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Marketing and Branding Total	701,410	4,828,103	6,586,770	8,588,422
Employee Compensation and Benefits [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Marketing and Branding Total	1,785,090	3,235,499	3,598,056	4,261,882
General and Administrative Total	34,525,675	38,057,910	67,319,465	61,044,723
Compliance Fees [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
General and Administrative Total	2,726,888	1,824,891	4,974,674	3,319,827
Office Related [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
General and Administrative Total	7,804,029	5,805,943	15,092,247	11,133,823
Professional Services [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
General and Administrative Total	4,133,446	3,324,013	10,758,024	5,776,021
Depreciation and Amortization [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
General and Administrative Total	948,072	1,371,063	1,880,160	2,153,929
Other [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
General and Administrative Total	$ 1,685,819	$ 592,904	$ 2,440,802	$ 1,169,121